Bank loan (Details) - Short-term bank loan ¥ in Thousands	Aug. 25, 2014 CNY (¥)
Bank loan
Amount borrowed	¥ 60,000
Term of the loan	1 year
Monthly fixed interest rate (as a percent)	0.60%